Note Allowance for loan losses (Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings) (Detail) $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 26,507,889	$ 24,292,794
Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,723,446	1,158,076
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		625,681	732,392
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,236,355	1,388,917
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,255	2,595
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12,049	11,252
Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,599,786	3,293,232
Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		22,908,103	20,999,562
Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,547,168	1,357,092
Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		87,535	13,195
Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,671	8,053
Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		10,569	14,767
Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		109,775	36,015
Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,437,393	1,321,077
CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,204,345	4,092,870
CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		623,141	374,334
CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		243,012	351,572
CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		389,517	344,757
CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,255,670	1,070,663
CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,948,675	3,022,207
CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,021,192	2,142,589
CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		311,891	272,149
CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		198,473	246,545
CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		293,862	363,580
CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,078	2,124
CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		806,304	884,398
CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,214,888	1,258,191
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,270,314	3,896,310
Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		660,917	457,565
Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		131,725	109,157
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		232,974	365,630
Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		177	471
Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		73	126
Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,025,866	932,949
Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,244,448	2,963,361
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12,043,019	11,488,861
Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,683,484	1,117,243
Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		584,881	715,327
Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		926,922	1,088,734
Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,255	2,595
Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		73	126
Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,197,615	2,924,025
Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		8,845,404	8,564,836
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		779,449	880,029
Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		35,522	36,968
Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		38,375	12,416
Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		59,793	55,821
Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		133,690	105,205
Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		645,759	774,824
Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		7,235,258	7,270,407
Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,057	2,748
Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,182	3,564
Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		165,538	169,926
Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		170,777	176,238
Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		7,064,481	7,094,169
Legacy
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	[1]	25,949	32,980
Legacy | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		534	688
Legacy | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		224	426
Legacy | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,409	3,302
Legacy | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Legacy | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Legacy | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,167	4,416
Legacy | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		22,782	28,564
Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		934,773	809,990
Leasing | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Leasing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Leasing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,301	1,926
Leasing | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Leasing | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12	1,048
Leasing | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,313	2,974
Leasing | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		931,460	807,016
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,489,441	3,810,527
Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		849	429
Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19	659
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		78,392	69,208
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,964	10,078
Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		91,224	80,374
Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,398,217	3,730,153
Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,047,311	1,093,321
Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,035	18,238
Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,035	18,238
Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,031,276	1,075,083
Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		148,403	188,172
Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,780	6,341
Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		10,964	8,914
Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		13,744	15,255
Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		134,659	172,917
Personal Loan
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,539,974	1,520,314
Personal Loan | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		849	429
Personal Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19	659
Personal Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		20,737	22,859
Personal Loan | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Personal Loan | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		701	704
Personal Loan | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		22,306	24,651
Personal Loan | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,517,668	1,495,663
Auto Loan
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,608,785	850,813
Auto Loan | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Auto Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Auto Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		24,093	5,446
Auto Loan | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Auto Loan | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		84	20
Auto Loan | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		24,177	5,466
Auto Loan | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,584,608	845,347
Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		144,968	157,907
Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,747	16,324
Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		215	440
Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,962	16,764
Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		130,006	141,143
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19,883,472	18,078,058	[2]
PUERTO RICO | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,393,761	1,029,997
PUERTO RICO | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		545,707	669,270
PUERTO RICO | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,027,993	1,130,684
PUERTO RICO | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,255	2,595
PUERTO RICO | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		384	1,634
PUERTO RICO | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,970,100	2,834,180
PUERTO RICO | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,913,372	15,243,878
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		145,628	146,399
PUERTO RICO | Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,634	1,387
PUERTO RICO | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,548	1,708
PUERTO RICO | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 3,590	$ 6,831
Weighted average obligor risk rating		11.2	11.16
PUERTO RICO | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
PUERTO RICO | Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9,772	9,926
PUERTO RICO | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 135,856	$ 136,473
Weighted average obligor risk rating		6.02	5.89
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 2,322,601	$ 2,404,559
PUERTO RICO | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		470,506	327,811
PUERTO RICO | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		233,173	335,011
PUERTO RICO | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 342,962	$ 307,579
Weighted average obligor risk rating		11.11	11.06
PUERTO RICO | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
PUERTO RICO | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,046,641	970,401
PUERTO RICO | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,275,960	$ 1,434,158
Weighted average obligor risk rating		6.93	6.99
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,722,253	$ 1,823,614
PUERTO RICO | CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		262,476	243,966
PUERTO RICO | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		174,510	215,652
PUERTO RICO | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 291,468	$ 354,990
Weighted average obligor risk rating		11.29	11.28
PUERTO RICO | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 2,078	$ 2,124
PUERTO RICO | CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		730,532	816,732
PUERTO RICO | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 991,721	$ 1,006,882
Weighted average obligor risk rating		7.25	7.14
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 3,182,161	$ 2,891,327
PUERTO RICO | Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		655,092	453,546
PUERTO RICO | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		130,641	108,554
PUERTO RICO | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 156,515	$ 241,695
Weighted average obligor risk rating		11.33	11.16
PUERTO RICO | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 177	$ 471
PUERTO RICO | Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		73	126
PUERTO RICO | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		942,498	804,392
PUERTO RICO | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 2,239,663	$ 2,086,935
Weighted average obligor risk rating		7.15	7.11
PUERTO RICO | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 7,372,643	$ 7,265,899
PUERTO RICO | Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,389,708	1,026,710
PUERTO RICO | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		542,872	660,925
PUERTO RICO | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 794,535	$ 911,095
Weighted average obligor risk rating		11.22	11.17
PUERTO RICO | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 2,255	$ 2,595
PUERTO RICO | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		73	126
PUERTO RICO | Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,729,443	2,601,451
PUERTO RICO | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 4,643,200	$ 4,664,448
Weighted average obligor risk rating		7.09	7.06
PUERTO RICO | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 85,955	$ 95,369
PUERTO RICO | Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		147	110
PUERTO RICO | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		634	4,122
PUERTO RICO | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,788	$ 1,545
Weighted average obligor risk rating		12	11
PUERTO RICO | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
PUERTO RICO | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,569	5,777
PUERTO RICO | Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 83,386	$ 89,592
Weighted average obligor risk rating		7.64	7.76
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 6,433,323	$ 6,576,779
PUERTO RICO | Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,057	2,748
PUERTO RICO | Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,182	3,564
PUERTO RICO | Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		154,506	155,074
PUERTO RICO | Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		159,745	161,386
PUERTO RICO | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,273,578	6,415,393
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		934,773	809,990
PUERTO RICO | Leasing | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Leasing | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Leasing | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,301	1,926
PUERTO RICO | Leasing | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Leasing | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		12	1,048
PUERTO RICO | Leasing | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,313	2,974
PUERTO RICO | Leasing | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		931,460	807,016
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,056,778	3,330,021
PUERTO RICO | Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		849	429
PUERTO RICO | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19	659
PUERTO RICO | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		73,863	61,044
PUERTO RICO | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		299	460
PUERTO RICO | Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		75,030	62,592
PUERTO RICO | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,981,748	3,267,429
PUERTO RICO | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,047,273	1,093,221
PUERTO RICO | Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,035	18,227
PUERTO RICO | Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,035	18,227
PUERTO RICO | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,031,238	1,074,994
PUERTO RICO | Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,351	6,087
PUERTO RICO | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		165	257
PUERTO RICO | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		165	257
PUERTO RICO | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,186	5,830
PUERTO RICO | Personal Loan
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,250,625	1,222,312
PUERTO RICO | Personal Loan | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		849	429
PUERTO RICO | Personal Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19	659
PUERTO RICO | Personal Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		18,827	20,790
PUERTO RICO | Personal Loan | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Personal Loan | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Personal Loan | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		19,695	21,878
PUERTO RICO | Personal Loan | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,230,930	1,200,434
PUERTO RICO | Auto Loan
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,608,785	850,813
PUERTO RICO | Auto Loan | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Auto Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Auto Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		24,093	5,446
PUERTO RICO | Auto Loan | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Auto Loan | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		84	20
PUERTO RICO | Auto Loan | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		24,177	5,466
PUERTO RICO | Auto Loan | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,584,608	845,347
PUERTO RICO | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		144,744	157,588
PUERTO RICO | Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,743	16,324
PUERTO RICO | Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
PUERTO RICO | Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		215	440
PUERTO RICO | Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		14,958	16,764
PUERTO RICO | Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		129,786	140,824
UNITED STATES
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		6,624,417	6,214,736
UNITED STATES | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		329,685	128,079
UNITED STATES | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		79,974	63,122
UNITED STATES | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		208,362	258,233
UNITED STATES | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,665	9,618
UNITED STATES | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		629,686	459,052
UNITED STATES | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,994,731	5,755,684
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,401,540	1,210,693
UNITED STATES | Commercial multi-family | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		85,901	11,808
UNITED STATES | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		7,123	6,345
UNITED STATES | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 6,979	$ 7,936
Weighted average obligor risk rating		11	11
UNITED STATES | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Commercial multi-family | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		100,003	26,089
UNITED STATES | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,301,537	$ 1,184,604
Weighted average obligor risk rating		7.39	7.28
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,881,744	$ 1,688,311
UNITED STATES | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		152,635	46,523
UNITED STATES | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		9,839	16,561
UNITED STATES | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 46,555	$ 37,178
Weighted average obligor risk rating		11.01	11.04
UNITED STATES | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		209,029	100,262
UNITED STATES | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,672,715	$ 1,588,049
Weighted average obligor risk rating		6.82	6.74
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 298,939	$ 318,975
UNITED STATES | CRE owner occupied | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		49,415	28,183
UNITED STATES | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		23,963	30,893
UNITED STATES | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 2,394	$ 8,590
Weighted average obligor risk rating		11.16	11.1
UNITED STATES | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | CRE owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		75,772	67,666
UNITED STATES | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 223,167	$ 251,309
Weighted average obligor risk rating		7.55	7.14
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,088,153	$ 1,004,983
UNITED STATES | Commercial and industrial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		5,825	4,019
UNITED STATES | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,084	603
UNITED STATES | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 76,459	$ 123,935
Weighted average obligor risk rating		11.96	11.82
UNITED STATES | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		83,368	128,557
UNITED STATES | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 1,004,785	$ 876,426
Weighted average obligor risk rating		7.26	6.17
UNITED STATES | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 4,670,376	$ 4,222,962
UNITED STATES | Commercial | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		293,776	90,533
UNITED STATES | Commercial | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		42,009	54,402
UNITED STATES | Commercial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 132,387	$ 177,639
Weighted average obligor risk rating		11.56	11.59
UNITED STATES | Commercial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Commercial | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Commercial | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		468,172	322,574
UNITED STATES | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 4,202,204	$ 3,900,388
Weighted average obligor risk rating		7.14	6.8
UNITED STATES | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 693,494	$ 784,660
UNITED STATES | Construction | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		35,375	36,858
UNITED STATES | Construction | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		37,741	8,294
UNITED STATES | Construction | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 58,005	$ 54,276
Weighted average obligor risk rating		11.21	11
UNITED STATES | Construction | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Construction | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Construction | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		131,121	99,428
UNITED STATES | Construction | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 562,373	$ 685,232
Weighted average obligor risk rating		7.85	7.7
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 801,935	$ 693,628
UNITED STATES | Mortgages | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,032	14,852
UNITED STATES | Mortgages | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,032	14,852
UNITED STATES | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		790,903	678,776
UNITED STATES | Legacy
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		25,949	32,980
UNITED STATES | Legacy | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		534	688
UNITED STATES | Legacy | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		224	426
UNITED STATES | Legacy | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 2,409	$ 3,302
Weighted average obligor risk rating		11.17	11.11
UNITED STATES | Legacy | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Legacy | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Legacy | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		3,167	4,416
UNITED STATES | Legacy | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 22,782	$ 28,564
Weighted average obligor risk rating		7.94	7.93
UNITED STATES | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 432,663	$ 480,506
UNITED STATES | Consumer | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Consumer | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4,529	8,164
UNITED STATES | Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		11,665	9,618
UNITED STATES | Consumer | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		16,194	17,782
UNITED STATES | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		416,469	462,724
UNITED STATES | Credit cards
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		38	100
UNITED STATES | Credit cards | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	11
UNITED STATES | Credit cards | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	11
UNITED STATES | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		38	89
UNITED STATES | Home equity lines of credit
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		143,052	182,085
UNITED STATES | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,615	6,084
UNITED STATES | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		10,964	8,914
UNITED STATES | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		13,579	14,998
UNITED STATES | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		129,473	167,087
UNITED STATES | Personal Loan
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		289,349	298,002
UNITED STATES | Personal Loan | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Personal Loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Personal Loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		1,910	2,069
UNITED STATES | Personal Loan | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Personal Loan | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		701	704
UNITED STATES | Personal Loan | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		2,611	2,773
UNITED STATES | Personal Loan | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		286,738	295,229
UNITED STATES | Other
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		224	319
UNITED STATES | Other | Watch
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4	0
UNITED STATES | Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Other | Sub-total
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		4	0
UNITED STATES | Other | Pass / Unrated
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income		$ 220	$ 319

[1]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.

[2]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.